Variable Interest Entity - Additional Information (Detail) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par or stated value per share	$ 0.001
Redeemable Preferred Stock [Member]
Variable Interest Entity [Line Items]
Preferred stock, shares authorized	1,000	1,000
Preferred stock, par or stated value per share	$ 1	$ 1